Related Party Transactions (Details) - AUD ($)		12 Months Ended
	Jan. 07, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions (Details) [Line Items]
Percentage of ownership interest in subsidiary		100.00%
Advisory fees paid				$ 150,000
Mr. Geoffrey Kempler [Member]
Related Party Transactions (Details) [Line Items]
Advisory fees paid		$ 202,800	$ 277,800
Received amount	$ 1,000,000
Mr. Lawrence Gozlan [Member]
Related Party Transactions (Details) [Line Items]
Advisory fees paid			$ 37,500
Chief Executive Officers [Member] | Mr. Geoffrey Kempler [Member]
Related Party Transactions (Details) [Line Items]
Advisory fees paid				$ 102,361